Note 10 - Taxation - Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Loss before income tax	$ (1,354)	$ (4,390)		$ (10,666)	$ (34,137)
Group weighted average corporation tax rate	22.00%	24.60%		21.80%	22.80%
Tax at standard rate	$ 297	$ 1,080		$ 2,325	$ 7,772
Expenses that are not deductible for tax purposes	(49)	(106)		41	(3,872)
Adjustment to prior year tax provisions				(64)	2,358
Deferred tax assets not recognized on tax losses	(340)	(1,687)		(2,859)
Total income tax for the period Recognized in the Consolidated Statement of Comprehensive Income	$ (92)	$ (713)	$ (353)	$ (557)	$ 6,258